Intangible asset (Tables)	9 Months Ended
Mar. 31, 2023
Intangible asset
Schedule of carrying value of the intangible assets acquired

The carrying value of the intangible assets is as follows:

	IP Assets	Patents	Total
Balance, June 30, 2021	$1,691,575	$-	$1,691,575
Amortisation	(191,035)	-	(191,035)
Balance, June 30, 2022	1,500,540	-	1,500,540
Amortisation	(89,294)	-	(89,294)
Additions	-	39,864	39,864
Balance, March 31, 2023	$1,411,246	$39,864	1,451,110